SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recents accounting pronouncements (Details) - Dec. 31, 2021 - Accounting Standards Update 2016-02 [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease liabilities | ¥	¥ 8,575
Cumulative Effect, Period of Adoption, Adjustment [Member]
ROU assets	¥ 8,575	$ 1,346
Lease liabilities | $		$ 1,346